Consolidated Statements of Changes in Shareholders Equity (Parenthetical) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Remeasurement of pension plans	CAD 4	CAD 6
Derivatives designated as cash flow hedges	0	1
Exchange differences on translation of foreign operations	82	40
Hedge of net investment	CAD (38)	CAD (17)